Summary of significant accounting policies, Revenue Recognition (FY) (Details)	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Revenue Recognition [Abstract]
Sales, credit term	30 days
Extended warranties term	5 years
Maximum [Member]
Revenue Recognition [Abstract]
Sales, credit term	60 days
Extended warranties term	30 years
Expected amortization period	1 year